INCOME TAX - Reconciliation of differences between PRC statutory income tax rate and effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares
Reconciliation of differences between PRC statutory income tax rate and effective income tax rate (in amount)
Expected taxation at PRC statutory tax rate	¥ (15,592,295)		¥ (54,201,797)	¥ (71,077,803)
Tax effect of taxexempt entities and differing tax rates in different jurisdictions			105,035	2,820,038
Non-deductible share-based compensation expenses	6,691,566		5,850,869	11,742,974
Other non-deductible expenses	4,745,881		888,261	2,491,593
Research and development expenses bonus deduction	(28,027,491)		(25,718,922)	(30,807,283)
Preferential tax rate difference	(338,266)		15,880,110	7,301,540
Others	2,026,356		1,116,269	229,108
Change in valuation allowance	6,688,725		32,473,625	67,106,949
Foreign tax effects	821,933
Total	¥ (22,983,591)	$ (3,286,610)	¥ (23,606,550)	¥ (10,192,884)
Tax Jurisdiction of Domicile [Extensible Enumeration]	CHINA	CHINA	CHINA	CHINA
Effect of preferential tax rates on basic earnings per Class A and Class B ordinary share | ¥ / shares	¥ 0		¥ (0.1)	¥ (0.05)
Effect of preferential tax rates on diluted earnings per Class A and Class B ordinary share | ¥ / shares	¥ 0		¥ (0.1)	¥ (0.05)
Reconciliation of differences between PRC statutory income tax rate and effective income tax rate (in percent)
PRC statutory tax rate	25.00%	25.00%
Share-based compensation expenses	(10.70%)	(10.70%)
Other non-deductible expenses	(7.60%)	(7.60%)
Tax incentives relating to R&D expenditures	44.90%	44.90%
Preferential tax rate difference	0.50%	0.50%
Other	(3.20%)	(3.20%)
Change in valuation allowance	(10.70%)	(10.70%)
Foreign tax effects	(1.30%)	(1.30%)
Actual income tax benefit (in percent)	36.90%	36.90%